Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Currency forward		Interest rate swap		Capital stock (note 13)	Treasury stock (note 13)	Contributed surplus	Deficit	Accumulated other comprehensive income (loss) [1]	Accumulated other comprehensive income (loss) Currency forward [1]	Accumulated other comprehensive income (loss) Interest rate swap	[1]
Equity, beginning balance (Previously stated) at Dec. 31, 2015		$ 1,091.0						$ 2,093.9	$ (31.4)	$ 846.7	$ (1,785.4)	$ (32.8)
Equity, beginning balance (Impact of change in accounting policies (note 2)) at Dec. 31, 2015		17.0									17.0
Equity, beginning balance at Dec. 31, 2015		1,108.0						2,093.9	(31.4)	846.7	(1,768.4)	(32.8)
Capital transactions:
Issuance of capital stock		4.1						6.4		(2.3)
Repurchase of capital stock for cancellation		(34.3)						(52.1)		17.8
Purchase of treasury stock for stock-based plans		(18.2)							(18.2)
Stock-based compensation and other		34.7							34.3	0.4
Total comprehensive income:
Net earnings | Impact of change in accounting policies (note 2)		2.0
Net earnings		138.3	[2],[3],[4]								138.3
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)		17.1	[3]								17.1
Currency translation differences for foreign operations	[3]	0.0
Changes from derivatives designated as hedges				$ 8.1	[3]	$ 0.0	[3]						$ 8.1
Equity, ending balance at Dec. 31, 2016		1,257.8						2,048.2	(15.3)	862.6	(1,613.0)	(24.7)
Capital transactions:
Issuance of capital stock		13.6						30.4		(16.8)
Repurchase of capital stock for cancellation		(19.9)						(30.3)		10.4
Purchase of treasury stock for stock-based plans		(16.7)							(16.7)
Stock-based compensation and other		30.1							23.3	6.8
Total comprehensive income:
Net earnings | Impact of change in accounting policies (note 2)		0.5
Net earnings		105.5	[2],[3],[4]								105.5
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)		(18.2)	[3]								(18.2)
Currency translation differences for foreign operations		0.7	[3]									0.7
Changes from derivatives designated as hedges				17.3	[3]	0.0	[3]						17.3
Equity, ending balance at Dec. 31, 2017		1,370.2						2,048.3	(8.7)	863.0	(1,525.7)	(6.7)
Capital transactions:
Issuance of capital stock		0.4						14.9		(14.5)
Repurchase of capital stock for cancellation		(75.5)						(109.1)		33.6
Purchase of treasury stock for stock-based plans		(22.4)							(22.4)
Stock-based compensation and other		35.4							10.9	24.5
Total comprehensive income:
Net earnings		98.9									98.9
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)		(54.9)									(54.9)
Currency translation differences for foreign operations		0.1										0.1
Changes from derivatives designated as hedges				$ (15.5)		$ (4.4)							$ (15.5)	$ (4.4)
Equity, ending balance at Dec. 31, 2018		$ 1,332.3						$ 1,954.1	$ (20.2)	$ 906.6	$ (1,481.7)	$ (26.5)

[1]	Accumulated other comprehensive income (loss) is net of tax. See note 14.
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[4]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)